SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund

December 31, 2025 (Unaudited)
Shares		Value
Common Stocks — 98.2%
Chile — 1.0%
106,280	Antofagasta Plc	$4,668,404

France — 3.9%
8,114	LVMH Moet Hennessy Louis Vuitton SE	6,115,812
37,662	Safran SA	13,118,317
		19,234,129
Germany — 2.0%
69,217	Siemens Energy AG*	9,710,354

Hong Kong — 2.7%
1,286,224	AIA Group Ltd.	13,239,224

Italy — 2.8%
1,961,989	Intesa Sanpaolo SpA	13,557,551

Japan — 2.9%
496,600	Mitsubishi Electric Corp.	14,479,295

Switzerland — 1.6%
39,566	Galderma Group AG	8,056,938

Taiwan — 3.4%
54,140	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,452,605

United Kingdom — 12.7%
72,426	AstraZeneca Plc	13,403,108
303,439	BAE Systems Plc	6,983,666
115,310	InterContinental Hotels Group Plc	16,204,378
151,000	National Grid Plc	2,316,111
314,360	Standard Chartered Plc	7,670,523
241,572	Unilever Plc	15,783,634
		62,361,420
United States — 65.2%
18,800	Alphabet, Inc., Class C	5,899,440
90,500	Alphabet, Inc., Class A	28,326,500
96,900	Apple, Inc.	26,343,234
9,200	AppLovin Corp., Class A*	6,199,144
3,570	AutoZone, Inc.*	12,107,655
8,680	Blackrock, Inc.	9,290,551
54,700	Blackstone, Inc.	8,431,458
43,500	Boeing Co. (The)*	9,444,720
45,720	Broadcom, Inc.	15,823,692

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund  (cont.)

December 31, 2025 (Unaudited)
Shares		Value
63,700	Cheniere Energy, Inc.	$12,382,643
117,500	CRH Plc	14,664,000
15,100	Eli Lilly & Co.	16,227,668
24,200	Guidewire Software, Inc.*	4,864,442
31,400	Houlihan Lokey, Inc.	5,469,566
78,400	Intercontinental Exchange, Inc.	12,697,664
12,140	Intuit, Inc.	8,041,779
57,900	JPMorgan Chase & Co.	18,656,538
14,240	McKesson Corp.	11,680,930
24,400	Microsoft Corp.	11,800,329
114,240	Netflix, Inc.*	10,711,142
164,300	NVIDIA Corp.	30,641,950
29,900	Packaging Corp. of America	6,166,277
68,500	Prologis, Inc., REIT	8,744,710
20,760	Thermo Fisher Scientific, Inc.	12,029,382
58,100	Twilio, Inc., Class A*	8,264,144
15,000	UnitedHealth Group, Inc.	4,951,650
		319,861,208
Total Common Stocks		481,621,128
(Cost $405,522,899)
Investment Company — 1.6%
8,137,066	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	8,137,066
Total Investment Company		8,137,066
(Cost $8,137,066)
Total Investments		$489,758,194
(Cost $413,659,965) — 99.8%
Other assets in excess of liabilities — 0.2%		895,949
NET ASSETS — 100.0%		$490,654,143

(a)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
2